BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 97.3%
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)
............... 368 $ 33,377
Boeing Co. (The) ................... 214 35,365
Curtiss-Wright Corp. ................. 2,807 261,781
Hexcel Corp.
(b)
..................... 425 14,259
L3Harris Technologies, Inc. ............ 1,336 226,906
Mercury Systems, Inc.
(a)
.............. 757 58,637
Northrop Grumman Corp. ............. 473 149,227
Raytheon Technologies Corp. .......... 2,570 147,878
Teledyne Technologies, Inc.
(a)
........... 508 157,587
1,085,017
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.
(b)
......... 676 69,081
Expeditors International of Washington, Inc. . 133 12,039
81,120
Airlines — 0.4%
Alaska Air Group, Inc. ................ 5,138 188,205
American Airlines Group, Inc. ........... 2,583 31,745
Copa Holdings SA, Class A ............ 161 8,105
Delta Air Lines, Inc. ................. 631 19,296
United Airlines Holdings, Inc.
(a)
.......... 2,547 88,508
335,859
Auto Components — 0.4%
Aptiv plc ......................... 3,785 347,009
Automobiles — 0.4%
Ford Motor Co. .................... 19,944 132,827
Harley-Davidson, Inc. ................ 3,964 97,277
Tesla, Inc.
(a)
....................... 250 107,252
337,356
Banks — 6.5%
Bank of America Corp. ............... 47,701 1,149,117
Bank of Hawaii Corp.
(b)
............... 481 24,300
Citigroup, Inc. ..................... 5,237 225,767
Comerica, Inc. ..................... 2,877 110,045
Cullen/Frost Bankers, Inc. ............. 3,886 248,510
First Horizon National Corp. ............ 13,374 126,117
First Republic Bank ................. 2,342 255,419
JPMorgan Chase & Co. .............. 15,579 1,499,790
Pinnacle Financial Partners, Inc. ......... 255 9,076
Prosperity Bancshares, Inc. ............ 1,427 73,961
Regions Financial Corp. .............. 5,077 58,538
Synovus Financial Corp. .............. 493 10,437
Wells Fargo & Co. .................. 50,339 1,183,470
Wintrust Financial Corp. .............. 784 31,399
Zions Bancorp NA .................. 2,737 79,975
5,085,921
Beverages — 1.8%
Brown-Forman Corp., Class B .......... 1,800 135,576
Keurig Dr Pepper, Inc. ............... 2,928 80,813
Molson Coors Beverage Co., Class B ..... 832 27,922
PepsiCo, Inc. ..................... 8,191 1,135,272
1,379,583
Biotechnology — 2.5%
AbbVie, Inc. ...................... 7,407 648,779
Amgen, Inc. ...................... 159 40,411
Biogen, Inc.
(a)
..................... 1,306 370,486
Gilead Sciences, Inc. ................ 13,794 871,643
1,931,319
Building Products — 1.3%
Advanced Drainage Systems, Inc. ....... 1,156 72,181
Allegion plc ....................... 7,555 747,265
Security Shares Value
Building Products (continued)
Lennox International, Inc. ............. 430 $ 117,222
Trex Co., Inc.
(a)
.................... 724 51,838
988,506
Capital Markets — 4.9%
Ameriprise Financial, Inc. ............. 1,736 267,535
Bank of New York Mellon Corp. (The) ..... 4,172 143,267
Cboe Global Markets, Inc. ............. 3,255 285,594
Charles Schwab Corp. (The) ........... 17,365 629,134
CME Group, Inc. ................... 3,113 520,836
E*TRADE Financial Corp. ............. 1,139 57,007
FactSet Research Systems, Inc.
(b)
....... 363 121,561
Franklin Resources, Inc.
(b)
............. 6,541 133,109
Intercontinental Exchange, Inc. ......... 2,633 263,432
Invesco Ltd. ...................... 6,156 70,240
Moody's Corp. ..................... 1,297 375,935
Morgan Stanley .................... 3,385 163,665
S&P Global, Inc. ................... 1,050 378,630
State Street Corp. .................. 2,656 157,580
T. Rowe Price Group, Inc. ............. 1,734 222,334
TD Ameritrade Holding Corp. ........... 1,334 52,226
3,842,085
Chemicals — 3.1%
Air Products & Chemicals, Inc. .......... 420 125,101
Ecolab, Inc. ...................... 5,024 1,003,996
FMC Corp. ....................... 2,863 303,220
Linde plc ........................ 1,500 357,195
Mosaic Co. (The) ................... 11,685 213,485
PPG Industries, Inc. ................. 3,646 445,104
2,448,101
Commercial Services & Supplies — 0.2%
Cintas Corp. ...................... 314 104,509
MSA Safety, Inc. ................... 348 46,691
151,200
Communications Equipment — 1.5%
Cisco Systems, Inc. ................. 29,028 1,143,413
Construction & Engineering — 0.4%
EMCOR Group, Inc. ................. 2,006 135,826
MasTec , Inc.
(a)
..................... 3,458 145,928
281,754
Consumer Finance — 0.8%
Ally Financial, Inc. .................. 12,808 321,097
American Express Co. ............... 2,762 276,890
597,987
Containers & Packaging — 0.2%
International Paper Co. ............... 2,846 115,377
Sonoco Products Co. ................ 170 8,682
124,059
Distributors — 0.6%
Genuine Parts Co.
(b)
................. 4,594 437,211
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)
.... 1,858 282,490
H&R Block, Inc. .................... 5,561 90,589
Strategic Education, Inc. .............. 212 19,392
392,471
Diversified Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B
(a)
...... 11,516 2,452,217
Diversified Telecommunication Services — 2.7%
AT&T, Inc. ........................ 37,459 1,067,956
CenturyLink, Inc.
(b)
.................. 1,322 13,339

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. .......... 17,448 $ 1,037,982
2,119,277
Electric Utilities — 3.8%
Alliant Energy Corp. ................. 8,047 415,628
Avangrid , Inc. ..................... 700 35,322
Eversource Energy ................. 2,426 202,692
Exelon Corp. ...................... 3,381 120,905
IDACORP, Inc. .................... 3,625 289,637
NextEra Energy, Inc. ................ 4,618 1,281,772
Pinnacle West Capital Corp. ........... 3,671 273,673
Xcel Energy, Inc. ................... 4,904 338,425
2,958,054
Electrical Equipment — 0.7%
GrafTech International Ltd. ............ 2,168 14,829
Hubbell, Inc. ...................... 3,752 513,423
Rockwell Automation, Inc. ............. 132 29,130
557,382
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc. ....................... 1,460 37,726
National Instruments Corp. ............ 3,823 136,481
174,207
Energy Equipment & Services — 0.6%
Baker Hughes Co.
(b)
................. 7,281 96,764
Schlumberger NV .................. 14,992 233,276
TechnipFMC plc .................... 17,338 109,403
439,443
Entertainment — 1.6%
Activision Blizzard, Inc. ............... 2,091 169,266
Walt Disney Co. (The) ............... 8,595 1,066,468
1,235,734
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ...... 262 41,920
American Tower Corp. ............... 383 92,583
AvalonBay Communities, Inc. .......... 1,747 260,897
Boston Properties, Inc. ............... 1,675 134,502
Camden Property Trust ............... 1,437 127,864
Douglas Emmett, Inc. ................ 5,095 127,884
Equity Residential .................. 13,736 705,069
Essex Property Trust, Inc. ............. 245 49,194
Federal Realty Investment Trust ......... 662 48,617
Macerich Co. (The) ................. 2,716 18,442
Prologis, Inc. ...................... 12,387 1,246,380
Regency Centers Corp. .............. 760 28,895
UDR, Inc. ........................ 257 8,381
2,890,628
Food & Staples Retailing — 1.0%
Casey's General Stores, Inc. ........... 189 33,576
Costco Wholesale Corp. .............. 1,758 624,090
Walmart, Inc. ...................... 1,031 144,247
801,913
Food Products — 2.8%
General Mills, Inc. .................. 15,665 966,217
Hershey Co. (The) .................. 4,541 650,907
Hormel Foods Corp.
(b)
................ 2,168 105,994
McCormick & Co., Inc. (Non-Voting) ...... 1,412 274,069
Mondelez International, Inc., Class A ...... 2,880 165,456
2,162,643
Security Shares Value
Gas Utilities — 0.3%
ONE Gas, Inc. ..................... 140 $ 9,661
UGI Corp. ........................ 6,122 201,904
211,565
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories ................. 7,002 762,028
Dentsply Sirona, Inc. ................ 828 36,208
DexCom , Inc.
(a)
.................... 178 73,377
Edwards Lifesciences Corp.
(a)
.......... 6,628 529,047
Hologic , Inc.
(a)
..................... 1,072 71,256
IDEXX Laboratories, Inc.
(a)
............. 399 156,851
Medtronic plc ..................... 6,498 675,272
Stryker Corp. ..................... 371 77,305
West Pharmaceutical Services, Inc. ...... 109 29,964
2,411,308
Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.
(a)
............... 2,161 61,286
Anthem, Inc. ...................... 1,421 381,666
Cardinal Health, Inc. ................. 2,403 112,821
Cigna Corp. ...................... 1,409 238,699
Covetrus , Inc.
(a)
.................... 520 12,688
CVS Health Corp. .................. 6,830 398,872
HCA Healthcare, Inc. ................ 950 118,446
Henry Schein, Inc.
(a)
................. 692 40,676
Laboratory Corp. of America Holdings
(a)
.... 446 83,968
McKesson Corp. ................... 1,809 269,414
Quest Diagnostics, Inc. ............... 921 105,445
UnitedHealth Group, Inc. .............. 323 100,702
1,924,683
Health Care Technology — 0.2%
Teladoc Health, Inc.
(a)(b)
............... 796 174,515
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc.
(a)
.......... 2,792 156,519
Darden Restaurants, Inc. ............. 3,040 306,250
Dunkin' Brands Group, Inc. ............ 291 23,836
Extended Stay America, Inc. ........... 8,628 103,105
McDonald's Corp. .................. 700 153,643
MGM Resorts International ............ 3,573 77,713
Penn National Gaming, Inc.
(a)
........... 333 24,209
Texas Roadhouse, Inc. ............... 1,079 65,592
Vail Resorts, Inc. ................... 729 155,984
Wyndham Destinations, Inc. ........... 2,301 70,779
Yum! Brands, Inc. .................. 1,427 130,285
1,267,915
Household Durables — 0.0%
DR Horton, Inc. .................... 250 18,908
Helen of Troy Ltd.
(a)
................. 62 11,998
30,906
Household Products — 3.0%
Clorox Co. (The)
(b)
.................. 3,503 736,226
Colgate-Palmolive Co. ............... 11,253 868,169
Procter & Gamble Co. (The) ........... 5,476 761,109
2,365,504
Industrial Conglomerates — 1.8%
3M Co. .......................... 587 94,026
Carlisle Cos., Inc. .................. 1,414 173,031
General Electric Co. ................. 21,600 134,568
Honeywell International, Inc. ........... 4,562 750,951
Roper Technologies, Inc. .............. 655 258,797
1,411,373

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Insurance — 3.1%
Aflac, Inc. ........................ 5,156 $ 187,421
Allstate Corp. (The) ................. 941 88,586
Arch Capital Group Ltd.
(a)
............. 1,081 31,619
Athene Holding Ltd., Class A
(a)
.......... 685 23,345
Brighthouse Financial, Inc.
(a)
........... 1,021 27,475
Brown & Brown, Inc. ................. 3,382 153,103
Cincinnati Financial Corp. ............. 4,996 389,538
First American Financial Corp. .......... 2,400 122,184
Hanover Insurance Group, Inc. (The) ..... 466 43,422
Hartford Financial Services Group, Inc. (The) 649 23,922
Lincoln National Corp. ............... 7,354 230,401
Marsh & McLennan Cos., Inc. .......... 1,827 209,557
Prudential Financial, Inc. .............. 4,937 313,598
Reinsurance Group of America, Inc. ...... 1,420 135,170
Travelers Cos., Inc. (The) ............. 465 50,308
Unum Group
(b)
..................... 12,972 218,319
Willis Towers Watson plc .............. 778 162,462
2,410,430
Interactive Media & Services — 1.7%
(a)
Alphabet, Inc., Class A ............... 173 253,549
Alphabet, Inc., Class C ............... 339 498,194
Twitter, Inc. ....................... 12,249 545,081
1,296,824
Internet & Direct Marketing Retail — 0.2%
(a)
Amazon.com, Inc. .................. 11 34,636
Wayfair, Inc., Class A ................ 293 85,266
119,902
IT Services — 2.6%
Accenture plc, Class A ............... 95 21,469
Alliance Data Systems Corp. ........... 267 11,209
Automatic Data Processing, Inc. ......... 948 132,237
CACI International, Inc., Class A
(a)
....... 165 35,171
Cognizant Technology Solutions Corp., Class A 173 12,010
DXC Technology Co. ................ 3,901 69,633
Fiserv, Inc.
(a)
...................... 4,169 429,615
PayPal Holdings, Inc.
(a)
............... 4,304 848,017
Visa, Inc., Class A .................. 2,438 487,527
2,046,888
Leisure Products — 0.0%
Polaris, Inc. ....................... 194 18,302
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. ............. 996 100,536
Machinery — 4.5%
AGCO Corp. ...................... 2,446 181,664
Caterpillar, Inc. .................... 311 46,386
Cummins, Inc. ..................... 267 56,380
Deere & Co. ...................... 4,838 1,072,246
Fortive Corp. ...................... 4,932 375,868
Illinois Tool Works, Inc. ............... 311 60,088
Oshkosh Corp. .................... 5,091 374,188
PACCAR, Inc. ..................... 2,795 238,358
Snap-on, Inc. ..................... 1,682 247,473
Xylem, Inc. ....................... 10,496 882,923
3,535,574
Media — 2.9%
Comcast Corp., Class A .............. 18,228 843,227
Discovery, Inc., Class A
(a)(b)
............ 25,016 544,598
Discovery, Inc., Class C
(a)
............. 1,673 32,791
Interpublic Group of Cos., Inc. (The) ...... 21,767 362,856
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
378 12,538
Nexstar Media Group, Inc., Class A ....... 1,543 138,762
Omnicom Group, Inc. ................ 646 31,977
Security Shares Value
Media (continued)
Sirius XM Holdings, Inc. .............. 39,005 $ 209,067
TEGNA, Inc. ...................... 617 7,250
ViacomCBS , Inc. ................... 3,984 111,592
2,294,658
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co. ......... 2,015 205,610
Steel Dynamics, Inc. ................. 6,401 183,261
388,871
Multiline Retail — 0.3%
Dollar Tree, Inc.
(a)
................... 627 57,270
Kohl's Corp. ...................... 3,443 63,799
Nordstrom, Inc.
(b)
................... 8,605 102,572
223,641
Multi-Utilities — 1.8%
Ameren Corp. ..................... 5,595 442,452
CMS Energy Corp. .................. 10,763 660,956
Consolidated Edison, Inc. ............. 3,342 260,008
Public Service Enterprise Group, Inc. ..... 1,501 82,420
1,445,836
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp. ..................... 8,094 582,768
Concho Resources, Inc.
(b)
............. 2,581 113,874
ConocoPhillips .................... 11,912 391,190
Continental Resources, Inc.
(b)
........... 2,556 31,388
EOG Resources, Inc. ................ 10,958 393,830
Exxon Mobil Corp. .................. 5,680 194,994
Hess Corp. ....................... 495 20,260
Kinder Morgan, Inc. ................. 13,799 170,142
Marathon Oil Corp. .................. 6,998 28,622
ONEOK, Inc. ...................... 3,290 85,474
PBF Energy, Inc., Class A
(b)
............ 2,917 16,598
Phillips 66 ........................ 3,214 166,614
Suncor Energy, Inc.
(b)
................ 1,478 18,076
Valero Energy Corp. ................. 4,922 213,221
Williams Cos., Inc. (The) .............. 8,302 163,134
2,590,185
Personal Products — 0.0%
Coty, Inc., Class A
(b)
................. 11,457 30,934
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co. .............. 4,724 284,810
Catalent , Inc.
(a)
.................... 816 69,899
Johnson & Johnson ................. 12,165 1,811,125
Merck & Co., Inc. ................... 5,725 474,889
Mylan NV
(a)
....................... 8,480 125,758
Pfizer, Inc. ....................... 28,443 1,043,858
Zoetis, Inc. ....................... 960 158,755
3,969,094
Professional Services — 0.2%
IHS Markit Ltd. .................... 364 28,578
Robert Half International, Inc. ........... 1,527 80,839
Verisk Analytics, Inc. ................. 319 59,114
168,531
Road & Rail — 0.7%
CSX Corp. ....................... 4,993 387,806
Landstar System, Inc.
(b)
............... 97 12,173
Old Dominion Freight Line, Inc. ......... 291 52,648
Union Pacific Corp. ................. 391 76,976
529,603

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc. ................. 588 $ 68,643
Applied Materials, Inc. ............... 8,019 476,729
Intel Corp. ....................... 33,106 1,714,229
NVIDIA Corp. ..................... 244 132,058
2,391,659
Software — 1.8%
Microsoft Corp. .................... 2,857 600,913
salesforce.com, Inc.
(a)
................ 2,374 596,634
VMware, Inc., Class A
(a)
.............. 1,650 237,055
1,434,602
Specialty Retail — 2.9%
Best Buy Co., Inc. .................. 913 101,608
CarMax, Inc.
(a)
..................... 766 70,403
Five Below, Inc.
(a)
................... 813 103,251
Foot Locker, Inc. ................... 1,335 44,095
Home Depot, Inc. (The) .............. 5,864 1,628,491
L Brands, Inc. ..................... 1,172 37,281
Lowe's Cos., Inc. ................... 577 95,701
Tiffany & Co. ...................... 114 13,207
TJX Cos., Inc. (The) ................. 3,635 202,288
2,296,325
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co. ......... 3,439 32,223
HP, Inc. ......................... 7,321 139,026
NetApp, Inc. ...................... 1,183 51,863
223,112
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc. ...................... 221 19,134
Levi Strauss & Co., Class A ............ 1,314 17,607
Lululemon Athletica, Inc.
(a)
............. 400 131,748
NIKE, Inc., Class B ................. 816 102,441
Ralph Lauren Corp. ................. 2,299 156,263
Skechers USA, Inc., Class A
(a)
.......... 683 20,640
Under Armour , Inc., Class A
(a)
........... 962 10,803
Under Armour , Inc., Class C
(a)
.......... 978 9,624
VF Corp. ........................ 3,923 275,591
743,851
Security Shares Value
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp. .............. 4,272 $ 37,850
New York Community Bancorp, Inc. ...... 5,556 45,948
83,798
Trading Companies & Distributors — 1.0%
AerCap Holdings NV
(a)
............... 1,360 34,258
Fastenal Co. ...................... 189 8,522
GATX Corp.
(b)
..................... 3,268 208,335
SiteOne Landscape Supply, Inc.
(a)
........ 517 63,048
WESCO International, Inc.
(a)
........... 593 26,104
WW Grainger, Inc. .................. 1,261 449,887
790,154
Water Utilities — 0.2%
American Water Works Co., Inc.
(b)
........ 837 121,264
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc. ......... 5,695 105,016
United States Cellular Corp.
(a)
.......... 4,402 129,991
235,007
Total Common Stocks — 97.3%
(Cost: $77,256,519) .............................. 76,068,819
Total Long-Term Investments — 97.3%
(Cost: $77,256,519) .............................. 76,068,819
Short-Term Securities — 5.7%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 2,423,913 2,423,913
SL Liquidity Series, LLC, Money Market Series,
0.25%
(d)
....................... 2,018,263 2,019,070
Total Short-Term Securities — 5.7%
(Cost: $4,443,179) .............................. 4,442,983
Total Investments — 103.0%
(Cost: $81,699,698 ) .............................. 80,511,802
Liabilities in Excess of Other Assets — (3.0)% ............ (2,368,344)
Net Assets — 100.0% .............................. $ 78,143,458
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class
(a)
......... $ 915,491 $ 1,508,422 $ — $ — $ — $ 2,423,913 2,423,913 $ 4,102 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
............ 6,774,061 — (4,746,630) (7,840) (521) 2,019,070 2,018,263 13,042
(b)
—
$ (7,840) $ (521) $ 4,442,983 $ 17,144 —

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 15 12/18/20 $ 2,514 $ (1,368)
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Una djusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 76,068,819 $ — $ — $ 76,068,819
Short-Term Securities ....................................... 2,423,913 — — 2,423,913
Subtotal ....................................................
$ 78,492,732 $ — $ — $ 78,492,732
Investments Valued at NAV
(a)
...................................... 2,019,070
$ —
Total Investments .............................................. $ 80,511,802
$ —

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (1,368) $ — $ — $ (1,368)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.